Cover	6 Months Ended
Oct. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Netcapital Inc.
Entity Central Index Key	0001414767
Entity Tax Identification Number	87-0409951
Entity Incorporation, State or Country Code	UT
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false